Document and Entity Information	Apr. 13, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 13, 2026
Entity File Number	814-00802
Entity Registrant Name	HORIZON TECHNOLOGY FINANCE CORPORATION
Entity Central Index Key	0001487428
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-2114934
Entity Address, Address Line One	312 Farmington Avenue
Entity Address, City or Town	Farmington
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06032
City Area Code	860
Local Phone Number	676-8654
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
NASDAQ [Member] | Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	HRZN
Security Exchange Name	NASDAQ
NYSE [Member] | 6.25% Notes due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.25% Notes due 2027
Trading Symbol	HTFC
Security Exchange Name	NYSE